Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 443,837	$ 416,920
Less accumulated depreciation and amortization	(169,822)	(148,925)
Premises and equipment, net	274,015	267,995
Future minimum payments due, 2020	5,838
Future minimum payments due, 2021	5,246
Future minimum payments due, 2022	4,698
Future minimum payments due, 2023	4,302
Future minimum payments due, 2024	3,596
Future minimum payments due, thereafter	10,531
Rental expense	6,455	6,477	$ 5,500
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	117,431	110,251
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	165,088	156,803
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	22,765	22,887
Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 138,553	$ 126,979
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Minimum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Maximum | Furniture, software and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years